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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24f-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2


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1.  Name and address of issuer:
                               BB&T MUTUAL FUNDS GROUP
                               3435 STELZER RD.
                               COLUMBUS, OHIO 43219

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2.  Name of each series or class of funds for which this notice is filed:

                               SEE EXHIBIT A

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3.  Investment Company Act File Number:     811-6719


    Securities Act File Number:             33-49098



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4.  Last day of fiscal year for which this notice is filed:

                               SEPTEMBER 30, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                               [    ]


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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
                               N/A

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                               NONE

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                               NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

                               $693,130,295.62 Price
                                470,662,118.23 Shares

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                            $693,130,295.62 Price
                             470,662,118.23 Shares

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                            $14,144,966.25 Price
                              2,840,686.13 Shares

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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2:                  $693,130,295.62
                                                                ---------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                             $14,144,966.25
                                                                ---------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $466,795,116.38
                                                                ---------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24e-2:                                               0
                                                                ---------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2:        240,480,145.49
                                                                ---------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:               1/3300
                                                                ---------------

  (vii) Fee Due:                                                     $72,872.77
                                                                ---------------
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                                                [  X  ]


    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                   11/26/96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*
                                   -----------------------------------

                                   Richard Ille, President
                                   -----------------------------------

Date     11-26-96
    ----------------

*Please print the name and title of the signing officer below the signature.


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                                  EXHIBIT A

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BB & T MUTUAL FUNDS GROUP

U.S. TREASURY MONEY MARKET (INVESTOR)
U.S. TREASURY MONEY MARKET (TRUST)

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME (INVESTOR)
SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME (TRUST)

INTERMEDIATE U.S. GOVERNMENT BOND (INVESTOR)
INTERMEDIATE U.S. GOVERNMENT BOND (TRUST)

GROWTH & INCOME STOCK (INVESTOR)
GROWTH & INCOME STOCK (TRUST)

NORTH CAROLINA INTERMEDIATE TAX-FREE (INVESTOR)
NORTH CAROLINA INTERMEDIATE TAX-FREE (TRUST)

BALANCED (INVESTOR)
BALANCED (TRUST)

SMALL COMPANY GROWTH (INVESTOR)
SMALL COMPANY GROWTH (TRUST)


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                              November 26, 1996




BB&T Mutual Funds Group
3435 Stelzer Road
Columbus, OH  43219

Ladies and Gentlemen:

        You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of units of beneficial interest, $.00001 par value, in the amount of $693,130,295.62 belonging to the following series of BB&T Mutual Funds Group: the BB&T U.S. Treasury Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T Growth and Income Stock Fund, the BB&T Balanced Fund and the BB&T Small Company Growth Fund (the "Shares"), sold in reliance upon the Rule during your fiscal year ended September 30, 1996.

        We have examined your Declaration of Trust on file in the office of the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston. We are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than the public offering price, and have assumed that the Shares have been issued and sold in accordance with such actions, and that appropriate action has been taken to qualify or register the sale of the Shares under any applicable state laws regulating offerings and sales of securities. We have also examined a copy of your By-laws and such other documents as we have deemed necessary for the purposes of this opinion. You are from time to time referred to herein as the "Trust."

        Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.


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BB&T Mutual Funds Group
November 26, 1996
Page 2



        The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

        We consent to this opinion accompanying the Notice when filed with the Commission.

                                        Very truly yours,


                                        Ropes & Gray